UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Preferred Income Fund III

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Preferred Income Fund III
Securities owned by the fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 6.84%                                                                                                            $74,337,683
(Cost $73,581,653)

Automobile Manufacturers 0.25%                                                                                           2,701,407
Ford Motor Co., Note                                                 7.450   07-16-2031  BBB-              2,755         2,701,407

Consumer Finance 0.28%                                                                                                   3,108,363
General Motors Acceptance Corp., Bond                                8.000   11-01-2031  BBB               3,000         3,108,363

Electric Utilities 4.81%                                                                                                52,243,385
Black Hills Corp., Note                                              6.500   05-15-2013  BBB-             15,000        15,371,205
DPL, Inc., Sr Note                                                   6.875   09-01-2011  B+                7,000         7,280,000
DTE Energy Co., Sr Note                                              6.375   04-15-2033  BBB               7,500         7,510,133
Entergy Gulf States, Inc., 1st Mtg Bond                              6.200   07-01-2033  BBB              15,000        14,770,635
Kentucky Power Corp., Sr Note, Ser D                                 5.625   12-01-2032  BBB               3,565         3,368,062
TECO Energy, Inc., Note                                              7.000   05-01-2012  BB                3,810         3,943,350

Integrated Oil & Gas 0.49%                                                                                               5,288,440
Amerada Hess Corp., Note                                             7.125   03-15-2033  BBB-              5,000         5,288,440

Oil & Gas Refining, Marketing & Transportation 1.01%                                                                    10,996,088
Valero Energy Corp., Note                                            7.500   04-15-2032  BBB               9,500        10,996,088

                                                                                         Credit        Par value
Issuer, description                                                                      rating (A)         (000)            Value
Capital preferred securities 8.07%                                                                                     $87,741,418
(Cost $88,533,203)

Diversified Banks 3.24%                                                                                                 35,281,283
Credit Agricole Preferred Funding Trust, 7.00% (France)                                  A                 9,000         9,304,983
Lloyds TSB Bank Plc, 6.90% (United Kingdom)                                              Aa2              25,000        25,976,300

Electric Utilities 1.50%                                                                                                16,268,014
Dominion Capital Resources Trust III, 7.83%                                              BBB-              9,097         9,918,514
DPL Capital Trust II, 8.125%                                                             B                 6,225         6,349,500

Gas Utilities 0.50%                                                                                                      5,418,988
KN Capital Trust III, 7.63%                                                              BB+               4,960         5,418,988

Integrated Telecommunication Services 1.54%                                                                             16,761,548
TCI Communications Financing Trust III, 9.65%                                            BBB-             14,210        16,761,548

Investment Banking & Brokerage 1.29%                                                                                    14,011,585
HBOS Capital Funding L.P., 6.85% (United Kingdom)                                        A                10,000        10,225,000
JPM Capital Trust I, 7.54%                                                               A-                3,447         3,786,585

Issuer                                                                                                    Shares             Value
Common stocks 2.37%                                                                                                     $25,703,326
(Cost $26,625,049)

Electric Utilities 2.37%                                                                                                25,703,326
CH Energy Group, Inc.                                                                                     20,600           939,566
Duke Energy Corp.                                                                                        202,041         4,473,188
OGE Energy Corp.                                                                                          30,000           780,000
Progress Energy, Inc.                                                                                    121,000         5,310,690
Scottish Power Plc, American Depositary Receipt (United Kingdom)                                         313,014         9,152,529
TECO Energy, Inc.                                                                                        380,645         5,047,353

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 81.65%                                                                                               $887,247,413
(Cost $882,584,039)

Agricultural Products 1.29%                                                                                             14,013,750
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                          BB+             185,000        14,013,750

Automobile Manufacturers 2.95%                                                                                          32,073,711
Ford Motor Co., 7.50%                                                                    BBB-            771,385        19,894,019
General Motors Corp., 7.25%                                                              BBB              55,641         1,417,176
General Motors Corp., 7.375%                                                             Baa1            421,894        10,762,516

Broadcasting & Cable TV 1.59%                                                                                           17,249,210
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                         B+              526,800        13,407,060
Shaw Communications, Inc., 8.50% (Canada)                                                B+              150,850         3,842,150

Consumer Finance 1.70%                                                                                                  18,489,673
Ford Motor Credit Co., 7.60%                                                             A3               25,000           648,000
Household Finance Corp., 6.875%                                                          A               636,118        16,729,903
SLM Corp., 6.97%, Ser A                                                                  BBB+             19,800         1,111,770

Diversified Banks 9.06%                                                                                                 98,483,580
BAC Capital Trust II, 7.00%                                                              A-               83,300         2,198,287
BAC Capital Trust III, 7.00%                                                             A-               22,000           584,100
BAC Capital Trust IV, 5.875%                                                             A-              406,400        10,074,656
BNY Capital V, 5.95%, Ser F                                                              A-              536,361        13,269,571
Fleet Capital Trust VII, 7.20%                                                           A-               61,604         1,641,747
Fleet Capital Trust IX, 6.00%                                                            A-              469,200        11,636,160
Royal Bank of Scotland Group Plc, 5.75%, Ser B (United Kingdom)                          A               960,000        22,876,800
USB Capital IV, 7.35%                                                                    A-               59,100         1,566,150
USB Capital V, 7.25%                                                                     A-               60,700         1,617,048
Wachovia Preferred Funding Corp., 7.25%, Ser A                                           BBB+            674,800        18,678,464
Wells Fargo Capital Trust IV, 7.00%                                                      A               187,800         4,899,702
Wells Fargo Capital Trust VII, 5.85%                                                     A               385,500         9,440,895

Electric Utilities 24.34%                                                                                              264,538,707
Ameren Corp., 9.75%, Conv                                                                BBB+            220,100         6,054,951
American Electric Power Co., Inc., 9.25%, Conv                                           BBB             240,800        10,783,024
Aquila, Inc., 7.875%                                                                     Caa1            188,807         4,355,777
Avista Corp., $6.95, Ser K                                                               BB-             155,825        15,582,500
BGE Capital Trust II, 6.20%                                                              A3              556,000        13,844,400
Cinergy Corp., 9.50%, Conv                                                               Baa2            108,600         6,792,930
Cleveland Electric Financing Trust I, 9.00%                                              BB               27,400           758,432
Consolidated Edison, Inc., $5.00, Ser A                                                  BBB+             30,000         2,505,000
Consolidated Edison, Inc., 7.25%                                                         A-               56,000         1,522,080
Consumers Energy Co. Financing II, 8.20%                                                 B                70,000         1,782,900
Consumers Energy Co. Financing III, 9.25%                                                B               127,500         3,260,175
Consumers Energy Co. Financing IV, 9.00%                                                 Ba2             189,700         5,118,106
Detroit Edison Co., 7.375%                                                               BBB-             25,700           653,808
Dominion Resources, Inc., 9.50%, Conv                                                    BBB+            122,800         6,679,092
DTE Energy Co., 8.75%, Conv                                                              BBB             569,000        14,281,900
DTE Energy Trust I, 7.80%                                                                BBB-             80,700         2,171,637
Energy East Capital Trust I, 8.25%                                                       BBB-            169,900         4,510,845
Entergy Mississippi, Inc., 7.25%                                                         BBB+             63,918         1,681,043
Enterprise Capital Trust I, 7.44%, Ser A                                                 BB+              68,200         1,717,276
Enterprise Capital Trust III, 7.25%, Ser C                                               BB+             104,100         2,626,443
FPC Capital I, 7.10%, Ser A                                                              BB+             543,100        13,615,517
FPL Group Capital Trust I, 5.875%                                                        BBB+            478,254        11,635,920
FPL Group, Inc., 8.00%, Conv                                                             A-              112,000         6,324,640
Georgia Power Capital Trust V, 7.125%                                                    BBB+            132,200         3,564,112
Georgia Power Co., 6.00%, Ser R                                                          A               767,085        19,315,200
Gulf Power Co., 5.75%, Ser I                                                             AAA              77,800         1,945,000
HECO Capital Trust III, 6.50%                                                            BBB-            130,000         3,312,400
Interstate Power & Light Co., 7.10%, Ser C                                               BBB-            354,900         9,571,227
Interstate Power & Light Co., 8.375%, Ser B                                              BBB-             54,500         1,716,750
Monongahela Power Co., $7.73, Ser L                                                      CCC+             65,557         6,309,861
Northern States Power Co., 8.00%                                                         BBB-             74,550         2,050,125
NVP Capital III, 7.75%                                                                   CCC+            321,705         7,913,943
PSEG Funding Trust II, 8.75%                                                             BB+             459,275        12,666,805
Public Service Electric & Gas Co., 5.05%, Ser D                                          BB+              30,000         2,550,000
Public Service Enterprise Group, Inc., 10.25%, Conv                                      BBB-            105,600         6,065,664
Puget Sound Energy Capital Trust II, 8.40%                                               BB              185,600         4,936,960
TECO Capital Trust I, 8.50%                                                              Ba3             171,700         4,455,615
TXU Corp., 7.24%, Ser B                                                                  BB+                 150        15,712,500
TXU Corp., 8.125%, Conv                                                                  Ba1             345,000        15,890,700
Vectren Utility Holdings, Inc., 7.25%                                                    A-               23,200           613,640
Virginia Power Capital Trust, 7.375%                                                     BBB             287,900         7,689,809

Gas Utilities 5.67%                                                                                                     61,653,492
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                             CCC-            297,700        13,089,512
KeySpan Corp., 8.75%, Conv                                                               A               143,200         7,472,176
Laclede Capital Trust I, 7.70%                                                           BBB+             63,300         1,707,834
ONEOK, Inc., 8.50%, Conv                                                                 A-              197,600         6,016,920
SEMCO Capital Trust I, 10.25%                                                            B-               60,500         1,597,200
Southern Union Co., 7.55%                                                                BB+             350,000         9,569,000
Southwest Gas Capital II, 7.70%                                                          BB              810,250        22,200,850

Hotels, Resorts & Cruise Lines 0.18%                                                                                     2,009,540
Hilton Hotels Corp., 8.00%                                                               BBB-             76,700         2,009,540

Integrated Oil & Gas 1.02%                                                                                              11,035,024
Coastal Finance I, 8.375%                                                                CCC-            473,200        11,035,024

Integrated Telecommunication Services 1.21%                                                                             13,157,764
Telephone & Data Systems, Inc., 7.60%, Ser A                                             A-              373,476         9,822,419
Verizon New England, Inc., 7.00%, Ser B                                                  Aa3             126,100         3,335,345

Investment Banking & Brokerage 11.55%                                                                                  125,493,205
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                           BBB             296,032        13,913,504
J.P. Morgan Chase Capital XI, 5.875%                                                     A-            1,060,000        25,683,800
J.P. Morgan Chase Capital XII, 6.25%                                                     A-               60,000         1,518,000
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                                BBB+            793,400        20,049,218
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                          BBB+            142,500         7,011,000
Merrill Lynch Preferred Capital Trust III, 7.00%                                         A-              387,017        10,275,301
Merrill Lynch Preferred Capital Trust IV, 7.12%                                          A-              222,700         5,963,906
Merrill Lynch Preferred Capital Trust V, 7.28%                                           A-              346,600         9,323,540
Morgan Stanley Capital Trust III, 6.25%                                                  A-              764,025        19,054,784
Morgan Stanley Capital Trust IV, 6.25%                                                   A-              393,925         9,903,274
Morgan Stanley Capital Trust V, 5.75%                                                    A1              118,713         2,796,878

Life & Health Insurance 1.86%                                                                                           20,216,407
Lincoln National Capital VI, 6.75%, Ser F                                                BBB             229,900         5,896,935
Phoenix Companies, Inc. (The), 7.45%                                                     BBB             369,149         9,494,512
PLC Capital Trust IV, 7.25%                                                              BBB+            120,600         3,207,960
PLC Capital Trust V, 6.125%                                                              BBB+             66,000         1,617,000

Multi-Line Insurance 3.03%                                                                                              32,873,133
ING Groep N.V., 7.05% (Netherlands)                                                      A-              603,970        15,848,173
ING Groep N.V., 7.20% (Netherlands)                                                      A-              641,000        17,024,960

Oil & Gas Exploration & Production 2.95%                                                                                32,005,966
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                BBB-             24,600         2,404,650
Apache Corp., 5.68%, Depositary Shares, Ser B                                            BBB              27,500         2,785,236
Devon Energy Corp., 6.49%, Ser A                                                         BBB-             25,250         2,678,868
Nexen, Inc., 7.35% (Canada)                                                              BBB-            931,579        24,137,212

Other Diversified Financial Services 7.18%                                                                              78,039,901
ABN AMRO Capital Funding Trust V, 5.90%                                                  A               867,400        20,592,076
ABN AMRO Capital Funding Trust VI, 6.25%                                                 A               400,000        10,188,000
Citigroup Capital VII, 7.125%                                                            A                30,042           788,903
Citigroup Capital VIII, 6.95%                                                            A               220,200         5,813,280
Citigroup Capital IX, 6.00%                                                              A               384,700         9,559,795
Citigroup Capital X, 6.10%                                                               A               720,000        18,115,200
General Electric Capital Corp., 5.875%                                                   AAA             402,930        10,069,221
General Electric Capital Corp., 6.10%                                                    AAA             114,747         2,913,426

Real Estate Investment Trusts 4.62%                                                                                     50,228,347
Duke Realty Corp., 6.50%, Ser K                                                          BBB             125,000         3,037,500
Duke Realty Corp., 6.625%, Ser J                                                         BBB             638,100        15,639,831
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                        BBB+            384,750         9,888,075
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                                    BBB+            450,000        11,268,000
Public Storage, Inc., 7.625%, Depositary Shares, Ser T                                   BBB+             25,500           674,475
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                                    BBB+            184,530         4,956,476
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                                    BBB+            177,100         4,763,990

Regional Banks 0.22%                                                                                                     2,343,600
National Commerce Capital Trust II, 7.70%                                                BBB              86,800         2,343,600

Thrifts & Mortgage Banks 1.23%                                                                                          13,342,403
Abbey National Plc, 7.25% (United Kingdom)                                               A-              163,265         4,277,543
Abbey National Plc, 7.375% (United Kingdom)                                              A-              339,000         9,064,860

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Short-term investments 0.68%                                                                                            $7,400,000
(Cost $7,400,000)

Government U.S. Agency 0.68%                                                                                             7,400,000
Federal Home Loan Bank, Disc Note                                     1.40   09-01-2004  AAA               7,400         7,400,000

Total investments 99.61%                                                                                            $1,082,429,840

Other assets and liabilities, net 0.39%                                                                                 $4,193,265

Total net assets 100.00%                                                                                            $1,086,623,105


John Hancock
Preferred Income Fund III
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $14,013,750 or 1.29% of net assets as of August 31, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $1,078,723,944. Gross unrealized appreciation and depreciation of investments aggregated $20,328,149 and $16,622,253, respectively, resulting in net unrealized appreciation of $3,705,896.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: HPS

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Preferred Income Fund III.

P12Q1   8/04
       10/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004